Note 18 - Other Supplemental Information	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Additional Financial Information Disclosure [Text Block]
18.	Other supplemental information

	2015	2014	2013

Cash payments made during the period
Income taxes, net of refunds	$35,679	$34,904	$29,637
Interest	8,057	9,002	10,141

Non-cash financing activities
Increases in capital lease obligations	$1,021	$2,581	$1,065
Dividends declared but not paid	1,540	3,581	3,580

Other expenses
Rent expense	$52,561	$53,873	$50,513